Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Beginning of Period at Dec. 31, 2009	$ 407,022	$ 145,423	$ 261,599
Shares, Outstanding, Beginning of Period at Dec. 31, 2009		13,684,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings and comprehensive income	16,353		16,353
Issuance of common stock for employee benefit plans, shares		19,000
Issuance of common stock for employee benefit plan, value	564	564
Issuance of common stock for long-term incentive plan, shares		81,000
Issuance of common stock for long-term incentive plan, value	1,302	1,302
Tax windfall/(shortfall) provision from share-based compensation	(126)	(126)
Issuance of common stock for acquisition, shares		2,733,000
Issuance of common stock in connection with acquisition, value	85,482	85,482
Repurchase of common stock, shares		(89,000)
Stock repurchased during period, value	(944)	(944)
Grant of restricted stock, shares		143,000
Amortization of restricted stock, value	4,154	4,154
Cash dividends	(8,165)		(8,165)
Restricted dividends	(76)		(76)
Stock option plan expense	648	648
Cash dividends, in dollars per share	$ 0.50
Restricted dividends, in dollars per share	$ 0.50
Stockholders' Equity Attributable to Parent, End of Period at Dec. 31, 2010	506,214	236,503	269,711
Shares, Outstanding, End of Period at Dec. 31, 2010		16,571,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings and comprehensive income	64,355		64,355
Issuance of common stock for convertible note payable, shares		453,000
Issuance of common stock for convertible note payable, value	16,669	16,669
Issuance of common stock for employee benefit plans, shares		24,000
Issuance of common stock for employee benefit plan, value	725	725
Issuance of common stock for long-term incentive plan, shares		103,000
Issuance of common stock for long-term incentive plan, value	1,929	1,929
Tax windfall/(shortfall) provision from share-based compensation	151	151
Repurchase of common stock, shares		(25,000)
Restricted stock forfeitures		(1,000)
Stock repurchased during period, value	(1,308)	(1,308)
Grant of restricted stock, shares		53,000
Amortization of restricted stock, value	4,377	4,377
Cash dividends	(10,110)		(10,110)
Restricted dividends	(125)		(125)
Stock option plan expense	1,153	1,153
Cash dividends, in dollars per share	$ 0.60
Restricted dividends, in dollars per share	$ 0.60
Stockholders' Equity Attributable to Parent, End of Period at Dec. 31, 2011	584,030	260,199	323,831
Shares, Outstanding, End of Period at Dec. 31, 2011		17,178,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings and comprehensive income	58,276		58,276
Issuance of common stock, stock option exercises, shares		155,000
Issuance of common stock, stock option exercises, value	5,663	5,663
Issuance of common stock for employee benefit plans, shares		19,000
Issuance of common stock for employee benefit plan, value	714	714
Issuance of common stock for long-term incentive plan, shares		158,000
Issuance of common stock for long-term incentive plan, value	4,207	4,207
Tax windfall/(shortfall) provision from share-based compensation	1,407	1,407
Repurchase of common stock, shares		(84,000)
Restricted stock forfeitures		(1,000)
Stock repurchased during period, value	(5,094)	(5,094)
Grant of restricted stock, shares		23,000
Amortization of restricted stock, value	6,377	6,377
Cash dividends	(12,351)		(12,351)
Restricted dividends	(170)		(170)
Stock option plan expense	1,236	1,236
Cash dividends, in dollars per share	$ 0.72
Restricted dividends, in dollars per share	$ 0.72
Stockholders' Equity Attributable to Parent, End of Period at Dec. 31, 2012	$ 644,295	$ 274,709	$ 369,586
Shares, Outstanding, End of Period at Dec. 31, 2012		17,448,000